Goodwill - Summary of Goodwill (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)
Disclosure of reconciliation of changes in goodwill [abstract]
Balance at the beginning	$ 98.2	₨ 8,071.7	₨ 8,037.2
Currency translation	4.1	334.3	34.5
Balance at the end	$ 102.3	₨ 8,406.0	₨ 8,071.7